Leasing arrangements - leasee (Tables)	12 Months Ended
Dec. 31, 2019
Presentation of leases for lessee [abstract]
Summary of carrying amount of right-of-use assets and the depreciation expenses

	December 31, 2019	2019
	Carrying amount	Depreciation expenses
	NT$000	NT$000
Land	669,967	(22,657)
Buildings	15,043	(7,113)
Machinery and equipment	—	(4,520)
Others	2,058	(1,809)

	687,068	(36,099)

Summary of profit and loss accounts relating to lease contracts

2019
NT$000
Items affecting profit or loss
Interest expense on lease liabilities	14,349
Expense on short-term lease contracts	230,589